Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories
Current materials and supplies to be consumed in production process or rendering services	$ 462,451	$ 503,318
Products in progress	249,105	221,559
Finished product	138,625	164,029
Cost of inventories recognised as expense during period	$ 114,632	$ 133,768